SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
The following table sets forth the total stock-based compensation expense resulting from stock options and restricted share units ("RSUs") granted to employees included in the consolidated statements of comprehensive loss, for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$362	$367	$324
Research and development	648	1,240	1,637
Sales and marketing	1,166	1,833	2,802
General and administrative	1,190	1,701	2,407

Total stock-based compensation expense	$3,366	$5,141	$7,170

Schedule of Stock-Based Compensation Assumptions
The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31,
	2017	2016	2015

Suboptimal exercise multiple	2.9-3.5	2.9-3.5	3
Risk free interest rate	0.80%-2.20%	0.47%-1.58%	0.23%-2.35%
Volatility	27%-49%	33%-51%	37%-55%
Dividend yield	0%	0%	0%

Schedule of Accumulated Other Comprehensive Income
The following table shows the components and the effects on net loss of amounts reclassified from accumulated other comprehensive loss as of December 31, 2017:

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2016	$(88)	$(61)	$(149)
Changes in other comprehensive income (loss) before reclassifications	(28)	1,016	988
Amounts reclassified from accumulated other comprehensive income (loss) to :
Cost of revenues	-	(83)	(83)
Operating expenses	-	(713)	(713)
Financial income, net	(7)	-	(7)

Net current-period other comprehensive income (loss)	(35)	220	185

Balance as of December 31, 2017	$(123)	$159	$36